Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.90%
Agricultural & Farm Machinery–1.16%
AGCO Corp.(b)	41,444	$4,437,409
Application Software–2.69%
AppLovin Corp., Class A(c)	14,342	10,305,301
Cargo Ground Transportation–1.43%
Saia, Inc.(b)(c)	18,273	5,470,205
Coal & Consumable Fuels–1.13%
Cameco Corp. (Canada)	51,468	4,316,106
Communications Equipment–0.53%
Lumentum Holdings, Inc.(c)	12,529	2,038,594
Construction & Engineering–2.94%
AECOM(b)	66,154	8,631,112
MasTec, Inc.(c)	12,452	2,649,910
		11,281,022
Construction Machinery & Heavy Transportation Equipment– 1.14%
Oshkosh Corp.	33,571	4,354,159
Copper–1.96%
Freeport-McMoRan, Inc.	192,073	7,533,103
Diversified Banks–2.83%
Fifth Third Bancorp(b)	81,246	3,619,510
U.S. Bancorp	149,219	7,211,754
		10,831,264
Diversified Chemicals–0.38%
Huntsman Corp.	163,290	1,466,344
Diversified Metals & Mining–1.59%
Anglo American PLC (South Africa)	59,686	2,250,598
Teck Resources Ltd., Class B (Canada)	88,026	3,863,461
		6,114,059
Electric Utilities–2.30%
NRG Energy, Inc.	54,353	8,802,468
Electrical Components & Equipment–4.03%
Generac Holdings, Inc.(b)(c)	13,831	2,315,310
Regal Rexnord Corp.(b)	32,341	4,638,993
Vertiv Holdings Co., Class A	56,213	8,480,293
		15,434,596
Electronic Components–3.27%
Coherent Corp.(c)	116,489	12,548,195
Fertilizers & Agricultural Chemicals–1.67%
Corteva, Inc.	60,341	4,080,862
Mosaic Co. (The)	67,088	2,326,612
		6,407,474
Food Distributors–0.86%
Performance Food Group Co.(c)	31,773	3,305,663
Shares		Value
Gold–5.66%
Agnico Eagle Mines Ltd. (Canada)	49,191	$8,291,635
Newmont Corp.	159,051	13,409,590
		21,701,225
Health Care Equipment–5.09%
Hologic, Inc.(c)	110,702	7,471,278
Medtronic PLC	64,856	6,176,885
Zimmer Biomet Holdings, Inc.(b)	59,562	5,866,857
		19,515,020
Health Care Services–0.40%
Fresenius Medical Care AG (Germany)	28,755	1,519,344
Hotels, Resorts & Cruise Lines–2.71%
Expedia Group, Inc.	39,834	8,514,518
Travel + Leisure Co.(b)	31,392	1,867,510
		10,382,028
Industrial Machinery & Supplies & Components–2.68%
Chart Industries, Inc.(c)	33,981	6,801,297
Middleby Corp. (The)(c)	26,217	3,485,026
		10,286,323
Insurance Brokers–1.63%
Willis Towers Watson PLC	18,122	6,260,245
Integrated Oil & Gas–0.60%
Cenovus Energy, Inc. (Canada)(b)	136,460	2,318,455
Interactive Home Entertainment–2.43%
Electronic Arts, Inc.	46,235	9,325,600
Interactive Media & Services–1.05%
Match Group, Inc.	114,174	4,032,626
Investment Banking & Brokerage–0.67%
Goldman Sachs Group, Inc. (The)	3,227	2,569,821
Life & Health Insurance–2.54%
Globe Life, Inc.	68,191	9,749,267
Life Sciences Tools & Services–2.41%
Avantor, Inc.(b)(c)	337,662	4,214,022
ICON PLC(c)	28,704	5,023,200
		9,237,222
Metal, Glass & Plastic Containers–1.21%
Crown Holdings, Inc.(b)	47,909	4,627,530
Oil & Gas Exploration & Production–5.09%
Antero Resources Corp.(c)	80,586	2,704,466
ARC Resources Ltd. (Canada)	160,780	2,932,095
EQT Corp.(b)	111,935	6,092,622
Expand Energy Corp.	41,412	4,399,611
Range Resources Corp.	89,739	3,377,776
		19,506,570
Oil & Gas Refining & Marketing–1.64%
Phillips 66 Co.	46,117	6,272,834
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Paper & Plastic Packaging Products & Materials–1.12%
Sealed Air Corp.(b)	121,121	$4,281,627
Regional Banks–8.75%
Citizens Financial Group, Inc.	107,014	5,688,864
Huntington Bancshares, Inc.	528,904	9,134,172
Pinnacle Financial Partners, Inc.	50,607	4,746,431
Webster Financial Corp.	88,807	5,278,688
Western Alliance Bancorporation	100,257	8,694,287
		33,542,442
Research & Consulting Services–4.10%
Amentum Holdings, Inc.(b)(c)	157,981	3,783,645
Jacobs Solutions, Inc.	39,035	5,849,785
KBR, Inc.	128,545	6,078,893
		15,712,323
Semiconductor Materials & Equipment–3.52%
Entegris, Inc.(b)	78,217	7,231,944
MKS, Inc.(b)	50,526	6,253,603
		13,485,547
Semiconductors–6.18%
Marvell Technology, Inc.	94,773	7,967,566
Microchip Technology, Inc.	86,995	5,586,819
Rambus, Inc.(c)	58,668	6,113,206
STMicroelectronics N.V., New York Shares (France)	142,874	4,037,619
		23,705,210
Silver–1.45%
Pan American Silver Corp. (Canada)(b)	143,447	5,555,702
Shares		Value
Trading Companies & Distributors–1.65%
WESCO International, Inc.(b)	29,863	$6,316,025
Transaction & Payment Processing Services–2.41%
Fidelity National Information Services, Inc.	140,387	9,257,119
Total Common Stocks & Other Equity Interests (Cost $262,943,864)		363,806,067
Money Market Funds–4.98%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	6,668,744	6,668,744
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	12,428,235	12,428,235
Total Money Market Funds (Cost $19,096,979)		19,096,979
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $282,040,843)		382,903,046
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.59%
Invesco Private Government Fund, 4.14%(d)(e)(f)	14,445,197	14,445,197
Invesco Private Prime Fund, 4.26%(d)(e)(f)	37,612,059	37,623,343
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,068,540)		52,068,540
TOTAL INVESTMENTS IN SECURITIES–113.47% (Cost $334,109,383)		434,971,586
OTHER ASSETS LESS LIABILITIES—(13.47)%		(51,624,228)
NET ASSETS–100.00%		$383,347,358
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,326,802	$40,047,307	$(36,705,365)	$-	$-	$6,668,744	$136,300
Invesco Treasury Portfolio, Institutional Class	6,221,772	74,373,570	(68,167,107)	-	-	12,428,235	252,486
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,563,982	208,842,415	(204,961,200)	-	-	14,445,197	393,425*
Invesco Private Prime Fund	27,549,425	423,348,883	(413,274,510)	-	(455)	37,623,343	1,060,528*
Total	$47,661,981	$746,612,175	$(723,108,182)	$-	$(455)	$71,165,519	$1,842,739

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/08/2025	Barclays Bank PLC	GBP	23,546	USD	32,030	$362
10/08/2025	Barclays Bank PLC	USD	24,223	EUR	20,635	12
10/08/2025	J.P. Morgan Chase Bank, N.A.	GBP	18,909	USD	25,577	145
10/08/2025	Merrill Lynch International	GBP	137,277	USD	185,776	1,145
10/08/2025	Royal Bank of Canada	EUR	36,861	USD	43,559	268
Subtotal—Appreciation						1,932
Currency Risk
10/08/2025	Barclays Bank PLC	EUR	15,240	USD	17,870	(30)
10/08/2025	Deutsche Bank AG	GBP	1,334,579	USD	1,791,974	(2,966)
10/08/2025	Goldman Sachs International	EUR	20,129	USD	23,591	(50)
10/08/2025	Goldman Sachs International	GBP	31,037	USD	41,705	(38)
10/08/2025	Royal Bank of Canada	EUR	1,202,534	USD	1,402,437	(9,919)
10/08/2025	Royal Bank of Canada	GBP	76,225	USD	102,191	(327)
10/08/2025	State Street Bank & Trust Co.	USD	52,214	GBP	38,575	(333)
10/08/2025	UBS AG	USD	24,238	EUR	20,635	(3)
Subtotal—Depreciation						(13,666)
Total Forward Foreign Currency Contracts						$(11,734)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$360,036,125	$3,769,942	$—	$363,806,067
Money Market Funds	19,096,979	52,068,540	—	71,165,519
Total Investments in Securities	379,133,104	55,838,482	—	434,971,586
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,932	—	1,932
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(13,666)	—	(13,666)
Total Other Investments	—	(11,734)	—	(11,734)
Total Investments	$379,133,104	$55,826,748	$—	$434,959,852

*	Unrealized appreciation (depreciation).
Invesco V.I. American Value Fund